Accounting Policy Changes and Regional Restructure - Summary of Implementation of IFRS 16 (Details) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Minimum lease payments	£ 690
I F R S16
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Additional commitments on the exercise of options	28
Low value leases and short-term leases excluded	(24)
Discounted to present value	(132)
To be capitalised as lease liabilities at 1 January 2019	562
Prepaid leases reclassified from receivables	3
To be capitalised as right-to-use assets at 1 January 2019	£ 565